Variable Interest Entities (Details 5) (Non consolidated municipal bond vehicles [Member], USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Firm's exposure to nonconsolidated municipal bond VIEs [Abstract]
Fair value of assets held by VIEs	$ 13,700,000,000	$ 13,200,000,000
Excess/ -deficit	4,900,000,000	4,800,000,000
Maximum exposure	8,800,000,000	8,400,000,000
Weighted-average expected life of assets (years)	15.5	10.1
Other Unfunded Commitments to Extend Credit [Member]
Firm's exposure to nonconsolidated municipal bond VIEs [Abstract]
Liquidity facilities	$ 8,800,000,000	$ 8,400,000,000